Benefit Plans (Weighted-Average Assumptions Used To Determine Benefit Obligations) (Details) (Pension [Member])	Dec. 31, 2011	Dec. 31, 2010
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.50%
Rate of compensation increase	4.00%	4.00%